Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting
3.	Segment Reporting

The Partnership has two reportable segments, its liquefied gas segment and its conventional tanker segment. The Partnership’s liquefied gas segment consists of LNG and LPG/Multigas carriers which generally operate under long-term, fixed-rate charters to international energy companies and Teekay Corporation (see Note 11a). As at December 31, 2014, the Partnership’s liquefied gas segment consisted of 47 LNG carriers (including 20 LNG carriers included in joint ventures that are accounted for under the equity method), and 30 LPG/Multigas carriers (including 24 LPG carriers included in a joint venture that is accounted for under the equity method). The Partnership’s conventional tanker segment consisted of seven Suezmax-class crude oil tankers and one Handymax product tanker which generally operate under long-term, fixed-rate time-charter contracts to international energy and shipping companies. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s top customers during any of the periods presented.

	Year Ended	Year Ended	Year Ended
(U.S. Dollars in millions)	December 31, 2014	December 31, 2013	December 31, 2012

Ras Laffan Liquefied Natural Gas Company Ltd.(i)	$69.8 or 17%	$69.7 or 17%	$69.6 or 18%
Shell Spain LNG S.A.U.(i),(ii)	$51.8 or 13%	$53.5 or 13%	$50.3 or 13%
The Tangguh Production Sharing Contractors(i)	$44.3 or 11%	$47.3 or 12%	$45.4 or 12%
Compania Espanola de Petroleos(iii)	Less than 10%	$48.8 or 12%	$47.3 or 12%

(i)	Liquefied gas segment.
(ii)	Shell Spain LNG S.A.U. acquired the charter contracts from Repsol YPF, S.A. in March 2014.
(iii)	Conventional tanker segment.

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2014
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	307,426	95,502	402,928
Voyage expenses	(1,768)	(1,553)	(3,321)
Vessel operating expenses	(59,087)	(36,721)	(95,808)
Depreciation and amortization	(71,711)	(22,416)	(94,127)
General and administrative(i)	(17,992)	(5,868)	(23,860)
Restructuring charge	—	(1,989)	(1,989)

Income from vessel operations	156,868	26,955	183,823

Equity income	115,478	—	115,478
Investment in and advances to equity accounted joint ventures	891,478	—	891,478
Total assets at December 31, 2014	3,395,759	381,838	3,777,597
Expenditures for vessels and equipment	(193,669)	(586)	(194,255)
Expenditures for dry docking	(8,127)	(5,344)	(13,471)

	Year Ended December 31, 2013
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	285,694	113,582	399,276
Voyage expenses	(407)	(2,450)	(2,857)
Vessel operating expenses	(55,459)	(44,490)	(99,949)
Depreciation and amortization	(71,485)	(26,399)	(97,884)
General and administrative(i)	(13,913)	(6,531)	(20,444)
Restructuring charge	—	(1,786)	(1,786)

Income from vessel operations	144,430	31,926	176,356

Equity income	123,282	—	123,282
Investment in and advances to equity accounted joint ventures	671,789	—	671,789
Total assets at December 31, 2013	3,591,693	456,186	4,047,879
Expenditures for vessels and equipment	(469,463)	(750)	(470,213)
Expenditures for dry docking	(21,090)	(6,113)	(27,203)

	Year Ended December 31, 2012
		Conventional
	Liquefied Gas	Tanker
	Segment	Segment	Total
	$	$	$
Voyage revenues	278,511	114,389	392,900
Voyage expenses	(66)	(1,706)	(1,772)
Vessel operating expenses	(50,124)	(44,412)	(94,536)
Depreciation and amortization	(69,064)	(31,410)	(100,474)
General and administrative(i)	(13,224)	(5,736)	(18,960)
Write down of vessels	—	(29,367)	(29,367)

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Expenditures for vessels and equipment	(39,366)	(528)	(39,894)
Expenditures for dry docking	(6,054)	(1,439)	(7,493)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31,	December 31,
	2014	2013
	$	$
Total assets of the liquefied gas segment	3,395,759	3,591,693
Total assets of the conventional tanker segment	381,838	456,186
Unallocated:
Cash and cash equivalents	159,639	139,481
Accounts receivable and prepaid expenses	15,240	25,600
Advances to affiliates	11,942	6,634

Consolidated total assets	3,964,418	4,219,594